Policyholder liabilities and unallocated surplus - Reinsurers' share of insurance contract liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		$ 12,762
Claims outstanding		1,094
Total reinsurers' share of insurance contract liabilities		13,856	[1]	$ 12,024
Claims incurred on ceded business		$ 630
UK & Europe Discontinued Operations (M&G Prudential)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Total reinsurers' share of insurance contract liabilities				2,169
Continuing and discontinued operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities				12,913
Claims outstanding				1,280
Total reinsurers' share of insurance contract liabilities	[1],[2]			$ 14,193	$ 13,086
Standard & Poor's rating A- and above
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of ceded insurance contract liabilities per credit rating of reinsurer		97.00%		95.00%
Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Net commission on ceded business		$ 355		$ 294
Claims incurred on ceded business		552		362
Remaining unamortised gains (losses) arising on buying reinsurance		$ 0		0
Jackson (US insurance operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of reinsurance agreement coverage		100.00%
Net commission on ceded business		$ 20		9
Claims incurred on ceded business				653
Remaining unamortised gains (losses) arising on buying reinsurance		0		0
Operating segments net of eliminations | Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		5,311
Claims outstanding		147
Total reinsurers' share of insurance contract liabilities		5,458
Operating segments net of eliminations | Jackson (US insurance operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		7,447
Claims outstanding		947
Total reinsurers' share of insurance contract liabilities		8,394
Unallocated to a segment (other operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		4
Total reinsurers' share of insurance contract liabilities		$ 4		$ 2

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations